UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 15.7%
Consumer Discretionary 1.8%
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	1,463	85,746
Household Durables 0.2%
Garmin Ltd. (a)	2,000	60,520
Internet & Catalog Retail 0.3%
Amazon.com, Inc.* (a)	400	47,524
Liberty Media Corp. - Interactive "A"*	600	6,804
Priceline.com, Inc.* (a)	200	31,558

		85,886
Media 0.5%
Scripps Networks Interactive "A" (a)	1,700	64,192

Time Warner Cable, Inc. (a)	1,858	73,280

		137,472
Multiline Retail 0.0%
Family Dollar Stores, Inc. (a)	300	8,490
Specialty Retail 0.5%
Barnes & Noble, Inc. (a)	3,900	64,779
Ross Stores, Inc. (a)	1,700	74,817

		139,596
Consumer Staples 1.8%
Beverages 0.1%
Coca-Cola Enterprises, Inc. (a)	1,700	32,419
Food & Staples Retailing 0.4%
Kroger Co. (a)	800	18,504
Sysco Corp. (a)	2,216	58,613
Wal-Mart Stores, Inc.	595	29,560

		106,677
Food Products 0.4%
Archer-Daniels-Midland Co. (a)	2,700	81,324
Campbell Soup Co. (a)	1,300	41,275

		122,599
Household Products 0.3%
Kimberly-Clark Corp.	1,400	85,624
Procter & Gamble Co.	158	9,164

		94,788
Personal Products 0.3%
Mead Johnson Nutrition Co. "A" (a)	1,600	67,264
Tobacco 0.3%
Lorillard, Inc. (a)	1,000	77,720
Philip Morris International, Inc. (a)	300	14,208

		91,928
Energy 1.5%
Energy Equipment & Services 0.3%
Helix Energy Solutions Group, Inc.*	1,400	19,222
Oil States International, Inc.* (a)	1,900	65,436
Rowan Companies, Inc. (a)	900	20,925

		105,583
Oil, Gas & Consumable Fuels 1.2%
Anadarko Petroleum Corp.	500	30,465
ConocoPhillips (a)	300	15,054
Encore Acquisition Co.* (a)	1,400	51,898
ExxonMobil Corp. (a)	1,172	83,997
Marathon Oil Corp. (a)	900	28,773
Mariner Energy, Inc.* (a)	4,600	58,604
Murphy Oil Corp. (a)	100	6,114
Newfield Exploration Co.* (a)	900	36,918
Occidental Petroleum Corp.	17	1,290
Williams Companies, Inc. (a)	1,600	30,160

		343,273
Financials 2.0%
Capital Markets 0.3%
Bank of New York Mellon Corp.	100	2,666
Franklin Resources, Inc. (a)	600	62,778

The Goldman Sachs Group, Inc.	100	17,017

		82,461
Commercial Banks 0.4%
Commerce Bancshares, Inc. (a)	200	7,672
First Citizens BancShares, Inc. "A" (a)	100	14,900
Fulton Financial Corp. (a)	4,300	35,518
Huntington Bancshares, Inc. (a)	3,300	12,573
Synovus Financial Corp. (a)	7,500	16,650
Wells Fargo & Co. (a)	1,100	30,272
Whitney Holding Corp. (a)	800	6,424

		124,009
Consumer Finance 0.4%
AmeriCredit Corp.* (a)	600	10,590
Capital One Financial Corp. (a)	2,200	80,520
Discover Financial Services	2,100	29,694

		120,804
Diversified Financial Services 0.3%
Bank of America Corp. (a)	2,600	37,908
Citigroup, Inc. (a)	7,700	31,493
JPMorgan Chase & Co. (a)	600	25,062

		94,463
Insurance 0.3%
OneBeacon Insurance Group Ltd. "A" (a)	800	9,536
PartnerRe Ltd. (a)	500	38,240
Unitrin, Inc.	2,100	41,160

		88,936
Real Estate Investment Trusts 0.3%
AMB Property Corp. (REIT) (a)	100	2,198
Annaly Capital Management, Inc. (REIT) (a)	800	13,528
Equity Residential (REIT) (a)	200	5,776
HCP, Inc. (REIT) (a)	300	8,877
Host Hotels & Resorts, Inc. (REIT) (a)	700	7,077
Public Storage (REIT) (a)	200	14,720
Simon Property Group, Inc. (REIT) (a)	309	20,978
Vornado Realty Trust (REIT) (a)	102	6,075

		79,229
Health Care 2.1%
Biotechnology 0.2%
Gilead Sciences, Inc.* (a)	1,400	59,570
Health Care Equipment & Supplies 0.0%
Hill-Rom Holdings, Inc. (a)	500	9,795
Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	2,800	62,020
Coventry Health Care, Inc.* (a)	3,300	65,439
McKesson Corp. (a)	1,100	64,603
Medco Health Solutions, Inc.*	1,500	84,180
UnitedHealth Group, Inc.	500	12,975

		289,217
Pharmaceuticals 0.9%
Eli Lilly & Co. (a)	2,545	86,555
Endo Pharmaceuticals Holdings, Inc.* (a)	1,400	31,360
Forest Laboratories, Inc.*	400	11,068
Johnson & Johnson	100	5,905

Pfizer, Inc.	6,989	119,023

		253,911
Industrials 1.7%
Aerospace & Defense 0.5%
Lockheed Martin Corp.	1,100	75,669
Northrop Grumman Corp. (a)	1,600	80,208

		155,877
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B" (a)	1,000	53,680
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co. (a)	1,000	20,080
Construction & Engineering 0.3%
KBR, Inc. (a)	1,400	28,658
Shaw Group, Inc.* (a)	2,500	64,150

		92,808
Industrial Conglomerates 0.3%
Carlisle Companies, Inc. (a)	2,200	68,288
General Electric Co.	500	7,130

		75,418
Machinery 0.3%
Navistar International Corp.* (a)	800	26,512
Timken Co. (a)	2,300	50,669
Trinity Industries, Inc. (a)	800	13,504

		90,685
Road & Rail 0.0%
Ryder System, Inc. (a)	14	568
Information Technology 3.3%
Communications Equipment 0.3%
EchoStar Corp. "A"* (a)	2,100	38,136
Harris Corp. (a)	1,100	45,892

		84,028
Computers & Peripherals 1.0%
Apple, Inc.*	400	75,400
International Business Machines Corp.	1,210	145,938
NCR Corp.* (a)	3,600	36,540
Teradata Corp.*	1,100	30,668

		288,546
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.*	2,700	68,418
Avnet, Inc.* (a)	2,900	71,862
Ingram Micro, Inc. "A"*	4,200	74,130
Tech Data Corp.* (a)	1,000	38,430

		252,840
Internet Software & Services 0.4%
Google, Inc. "A"*	100	53,612
Sohu.com, Inc.*	500	27,800
VeriSign, Inc.* (a)	1,800	41,058

		122,470
IT Services 0.6%
Global Payments, Inc. (a)	1,500	73,845
MasterCard, Inc. "A"	100	21,902

SAIC, Inc.* (a)	4,000	70,840

		166,587
Software 0.2%
Microsoft Corp. (a)	744	20,631
Red Hat, Inc.* (a)	200	5,162
Symantec Corp.*	2,310	40,610

		66,403
Materials 0.6%
Chemicals 0.3%
Cytec Industries, Inc. (a)	1,100	36,487
Huntsman Corp. (a)	4,100	32,595
Lubrizol Corp. (a)	300	19,968

		89,050
Metals & Mining 0.1%
Reliance Steel & Aluminum Co. (a)	400	14,592
Walter Energy, Inc. (a)	200	11,700

		26,292
Paper & Forest Products 0.2%
International Paper Co. (a)	3,200	71,392
Telecommunication Services 0.4%
Diversified Telecommunication Services
AT&T, Inc. (a)	5,021	128,889
Utilities 0.5%
Electric Utilities 0.4%
Edison International (a)	57	1,814
Exelon Corp. (a)	1,800	84,528
FirstEnergy Corp.	600	25,968

		112,310
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.* (a)	1,800	41,382

Total Common Stocks (Cost $4,327,372)		4,623,941
	Principal Amount ($)	Value ($)

Government & Agency Obligation 83.7%
US Treasury Obligation
US Treasury STRIPS, 4.393% **, 2/15/2013 (Cost $22,592,057)	26,065,000	24,690,827
	Shares	Value ($)

Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $2,962,025)	2,962,025	2,962,025
Cash Equivalents 0.9%
Central Cash Management Fund, 0.19% (b) (Cost $270,930)	270,930	270,930

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,152,384) †	110.3	32,547,723
Other Assets and Liabilities, Net	(10.3)	(3,035,384)

Net Assets	100.0	29,512,339

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $30,225,013. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $2,322,710. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,616,367 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $293,657.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2009 amounted to $2,813,357 which is 9.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 4,623,941	$ —	$ —	$ 4,623,941
Government & Agency Obligations	—	24,690,827	—	24,690,827
Short-Term Investments(d)	3,232,955	—	—	3,232,955
Total	$ 7,856,896	$ 24,690,827	$ —	$ 32,547,723
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009